Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000212354 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Average Annual Return, Percent	3.15%	2.08%	1.68%
C000026756 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	3.13%	2.06%	1.66%
C000026755 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares
Average Annual Return, Percent	2.97%	1.90%	1.38%
Lipper Short Municipal Debt Funds Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Short Municipal Debt Funds Average
Average Annual Return, Percent	3.11%	1.56%	1.41%
Fifty Bloomberg 1 Year US Municipal Bond 50 Lipper Tax Exempt Money Market Funds [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% Bloomberg 1-Year US Municipal Bond/50% Lipper Tax-Exempt Money Market Funds
Average Annual Return, Percent	2.78%	1.69%	1.34%
Bloomberg 1 Year US Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-Year US Municipal Bond Index
Average Annual Return, Percent	3.02%	1.65%	1.52%
S And P Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Average Annual Return, Percent	1.69%	1.09%	2.44%